FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE
(SEPARATE ACCOUNT B)
95 Wall Street
New York, New York 10005
212-858-8000

April 25, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  First Investors Life Level Premium Variable Life Insurance
     (Separate Account B)
     File Nos. 002-98410 and 811-04328
     ---------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of the prospectus used with respect to the above Registrant does not differ from that contained in Post-Effective Amendment No. 24 ("PEA No. 24") to its Registration Statement on Form S-6. PEA No. 24 was electronically filed under Rule 485(b) on April 10, 2002.

If you have any questions or comments concerning the filing, please contact me at 212-858-8120.

Very truly yours,

/s/ Larry R. Lavoie

Larry R. Lavoie
General Counsel